CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 18,572	$ 73,470
Amounts receivable	3,721	3,846
Prepaid expenses	8,993	8,990
Total current assets	31,286	86,306
Non-current Assets
Reclamation bonds	9,963	9,309
Assets held for sale	154,452	154,452
Deposit	110,813
Exploration and evaluation assets	544,113	594,113
Total non current assets	819,341	757,874
Total assets	850,627	844,180
Current Liabilities
Accounts payable and accrued liabilities	236,524	159,482
Due to related parties	263,608	708,541
Total current liabilities	500,132	868,023
EQUITY (Statement 3)
Share capital	44,095,360	44,035,360
Warrants – contributed surplus	686,349	686,349
Options – contributed surplus	7,062,781	7,062,781
Deficit	(51,493,995)	(51,808,333)
Total Shareholders' Equity	350,495	(23,843)
Total Liabilities and Shareholders' Equity	$ 850,627	$ 844,180